Fair value measurement - Mezz Facility embedded derivative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Continuity schedule
Balance, beginning of period	$ 290,152
Balance, end of period	989,507
Mezz Facility embedded derivative
Continuity schedule
Balance, beginning of period	0	$ 0
Initial recognition	42,098
Change in fair value	723
Balance, end of period	$ 42,821	$ 0